Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue - USD ($)	3 Months Ended			6 Months Ended		7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of disaggregated revenue [Abstract]
Appliance sales						$ 7,563,547
Other sales						61,675
Total revenue	$ 1,314,968	$ 1,120,224		$ 2,830,877		$ 7,625,222